Equity (Details Text) (Detail) $ / shares in Units, shares in Thousands, R$ in Thousands, $ in Thousands					1 Months Ended	6 Months Ended
	Jun. 26, 2018 BRL (R$)	Jun. 26, 2018 USD ($) $ / shares shares	Jan. 26, 2018 BRL (R$)	Jan. 26, 2018 USD ($) $ / shares shares	Jan. 26, 2018 shares $ / shares	Jun. 30, 2019 BRL (R$) shares	Dec. 31, 2018 BRL (R$) shares	Dec. 31, 2018 USD ($) $ / shares shares	Oct. 30, 2018 USD ($)	Dec. 31, 2017 shares
Equity (Details Text)
Common Shares						327,890,391	327,788,874	327,788,874		262,288,607
Compensation expenses related to LTIP | R$						R$ 27,754
Equity valuation adjustments | R$						(22,785)	R$ (7,325)
Treasury shares						R$ 39,532	R$ 39,532	$ 10,119,425	$ 250,000
Treasury shares, shares							503,642	503,642
Treasury shares, average value per share | $ / shares								$ 20.09
Long-Term Incentive Plan
Equity (Details Text)
Percentage of stock						3.00%
Shares granted						7,064,478
Shares outstanding						3,126,142
Common shares
Equity (Details Text)
Common Shares						327,890,392	327,890,392	327,890,392
Common Shares, Par Value | $ / shares								$ 0.000025
Class A common shares | Long-Term Incentive Plan
Equity (Details Text)
LTIP exercised					1,823,727
Share price per share | $ / shares					$ 21.50
Class A common shares | Shares offered by PagSeguro Digital
Equity (Details Text)
Common Shares, Par Value | $ / shares		$ 29.25		$ 21.50	$ 21.50
Global offering of shares		11,550,000		50,925,642	50,925,642
Net proceeds from issuance of new shares	R$ 1,232,600	$ 326,800	R$ 3,289,800	$ 1,046,000
BCPS
Equity (Details Text)
Equity valuation adjustments | R$						R$ 606	R$ 263
Subsidiaries BIVA
Equity (Details Text)
Equity valuation adjustments | R$						10,709	7,588
R2TECH
Equity (Details Text)
Equity valuation adjustments | R$						11,663	R$ 0
PagSeguro Internet SA [Member]
Equity (Details Text)
Equity valuation adjustments | R$						R$ 22,372